Capital Structure (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Changes in NRG's common shares issued and outstanding	The following table reflects the changes in NRG's common shares issued and outstanding for each period presented:

	Common
	Issued	Treasury	Outstanding
Balance as of December 31, 2016	417,583,825	(102,140,814)	315,443,011
Shares issued under ESPP	—	560,769	560,769
Shares issued under LTIPs	739,309	—	739,309
Balance as of December 31, 2017	418,323,134	(101,580,045)	316,743,089
Shares issued under ESPP	—	175,862	175,862
Shares issued under LTIPs	1,965,752	—	1,965,752
Share repurchases	—	(35,234,664)	(35,234,664)
Balance as of December 31, 2018	420,288,886	(136,638,847)	283,650,039
Shares issued under ESPP	—	46,128	46,128
Shares issued under LTIPs	1,601,904	—	1,601,904
Share repurchases	—	(36,301,882)	(36,301,882)
Balance as of December 31, 2019	421,890,790	(172,894,601)	248,996,189

Summary of shares repurchased
The following table summarizes the shares repurchases made from 2018 through February 27, 2020:

	Total number of shares and share equivalents purchased	Average price paid per share and share equivalent	Amounts paid for shares and share equivalents purchased (in millions)
2018 repurchases:
Shares repurchased under May 24, 2018 Accelerated Repurchase Agreement	10,829,903		354
Shares repurchased under September 5, 2018 Accelerated Repurchase Agreement	13,307,130		500
Other repurchases	11,097,631		396
Total Share Repurchases during 2018	35,234,664	$35.48	$1,250
2019 repurchases:
Repurchases under February 28, 2019 Accelerated Share Repurchase Agreement	9,438,671		400
Other repurchases	26,863,211		1,008
Equivalent shares purchased in lieu of tax withholdings on equity compensation issuances(a)	936,928		36
Total Share Repurchases during 2019	37,238,810	$38.79	$1,444
2020 repurchases:
Repurchases made subsequent to December 31, 2019	2,428,545		92
Equivalent shares purchased in lieu of tax withholdings on equity compensation issuances(a)	709,536		27
Total share repurchases January 1, 2020 through February 27, 2020	3,138,081	$37.87	$119
(a) NRG elected to pay cash for tax withholding on equity awards instead of issuing actual shares to management. The average price per equivalent shares withheld was $38.24 and $38.78 in 2020 and 2019, respectively. See Note 21, Stock-Based Compensation, for further discussion of the equity awards